Cover	Jan. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	Oncolytics Biotech Inc.
Entity Incorporation, State or Country Code	A0
Entity File Number	001-38512
Entity Address, Address Line One	4350 Executive Drive
Entity Address, Address Line Two	Suite 325
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	403
Local Phone Number	670-7377
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	ONCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001129928